Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of group's employee welfare benefits expense	The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2022, 2023 and 2024 (in millions):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Contributions to medical and pension schemes	1,710.4	1,786.5	1,778.7
Other employee benefits	1,202.8	1,398.1	1,412.9
	2,913.2	3,184.6	3,191.6